Quarterly Report
March 31, 2020
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 3.8%
Honeywell International, Inc.	37,185	$4,974,981
Huntington Ingalls Industries, Inc.	7,215	1,314,645
L3Harris Technologies, Inc.	6,996	1,260,120
Leidos Holdings, Inc.	64,368	5,899,327
Lockheed Martin Corp.	1,095	371,150
		$13,820,223
Alcoholic Beverages – 0.9%
Molson Coors Beverage Co.	83,758	$3,267,400
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	10,864	$898,887
Automotive – 1.6%
Copart, Inc. (a)	42,441	$2,908,057
Lear Corp.	34,456	2,799,550
		$5,707,607
Biotechnology – 1.8%
Biogen, Inc. (a)	18,657	$5,902,702
Incyte Corp. (a)	7,517	550,470
		$6,453,172
Business Services – 4.0%
Fidelity National Information Services, Inc.	46,159	$5,614,781
Fiserv, Inc. (a)	58,807	5,586,077
Global Payments, Inc.	21,594	3,114,502
		$14,315,360
Cable TV – 3.0%
Charter Communications, Inc., “A” (a)	13,145	$5,735,295
Comcast Corp., “A”	147,370	5,066,581
		$10,801,876
Chemicals – 0.7%
CF Industries Holdings, Inc.	9,078	$246,922
Eastman Chemical Co.	50,769	2,364,820
		$2,611,742
Computer Software – 8.2%
Adobe Systems, Inc. (a)	8,843	$2,814,197
Microsoft Corp.	168,999	26,652,832
		$29,467,029
Computer Software - Systems – 6.3%
Apple, Inc.	89,724	$22,815,916
Construction – 1.0%
Eagle Materials, Inc.	9,489	$554,348
Mid-America Apartment Communities, Inc., REIT	18,902	1,947,473
Toll Brothers, Inc.	58,233	1,120,985
		$3,622,806

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.6%
Kimberly-Clark Corp.	35,148	$4,494,375
Procter & Gamble Co.	11,127	1,223,970
		$5,718,345
Electrical Equipment – 0.3%
AMETEK, Inc.	12,761	$919,047
Electronics – 4.2%
Applied Materials, Inc.	118,344	$5,422,522
Intel Corp.	176,665	9,561,110
		$14,983,632
Energy - Independent – 1.3%
Phillips 66	15,971	$856,844
Pioneer Natural Resources Co.	3,930	275,690
Valero Energy Corp.	73,108	3,316,179
WPX Energy, Inc. (a)	112,350	342,667
		$4,791,380
Food & Beverages – 2.3%
Ingredion, Inc.	22,499	$1,698,674
PepsiCo, Inc.	55,758	6,696,536
		$8,395,210
Food & Drug Stores – 0.2%
Wal-Mart Stores, Inc.	5,238	$595,142
General Merchandise – 1.5%
Dollar General Corp.	35,994	$5,435,454
Health Maintenance Organizations – 1.2%
Cigna Corp.	9,260	$1,640,687
Humana, Inc.	7,845	2,463,487
UnitedHealth Group, Inc.	1,130	281,799
		$4,385,973
Insurance – 2.9%
Berkshire Hathaway, Inc., “B” (a)	13,193	$2,412,076
Hartford Financial Services Group, Inc.	29,914	1,054,170
MetLife, Inc.	135,451	4,140,737
Prudential Financial, Inc.	49,279	2,569,407
Reinsurance Group of America, Inc.	4,794	403,367
		$10,579,757
Internet – 6.9%
Alphabet, Inc., “A” (a)	7,287	$8,467,130
Alphabet, Inc., “C” (a)	6,982	8,118,739
Facebook, Inc., “A” (a)	49,398	8,239,586
		$24,825,455
Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	16,653	$1,668,131
Take-Two Interactive Software, Inc. (a)	22,774	2,701,224
		$4,369,355
Machinery & Tools – 2.5%
AGCO Corp.	63,425	$2,996,831
Dover Corp.	3,918	328,877
Eaton Corp. PLC	72,211	5,610,073

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Ingersoll Rand, Inc. (a)	5,500	$136,400
		$9,072,181
Major Banks – 4.1%
Bank of America Corp.	309,976	$6,580,791
Comerica, Inc.	18,366	538,858
Goldman Sachs Group, Inc.	4,860	751,307
JPMorgan Chase & Co.	14,892	1,340,727
Morgan Stanley	102,214	3,475,276
State Street Corp.	20,547	1,094,539
Wells Fargo & Co.	30,202	866,797
		$14,648,295
Medical & Health Technology & Services – 3.5%
CVS Health Corp.	37,160	$2,204,703
HCA Healthcare, Inc.	52,974	4,759,714
McKesson Corp.	42,015	5,682,949
		$12,647,366
Medical Equipment – 3.2%
Boston Scientific Corp. (a)	133,545	$4,357,573
Medtronic PLC	78,654	7,093,018
		$11,450,591
Natural Gas - Distribution – 1.3%
Sempra Energy	41,017	$4,634,511
Other Banks & Diversified Financials – 4.7%
Citigroup, Inc.	119,059	$5,014,765
Discover Financial Services	32,746	1,168,050
Mastercard, Inc., “A”	32,852	7,935,729
Synchrony Financial	130,161	2,094,290
Visa, Inc., “A”	3,547	571,493
		$16,784,327
Pharmaceuticals – 7.2%
Bristol-Myers Squibb Co.	35,610	$1,984,901
Eli Lilly & Co.	57,386	7,960,586
Johnson & Johnson	85,442	11,204,010
Merck & Co., Inc.	60,560	4,659,486
		$25,808,983
Railroad & Shipping – 0.9%
Kansas City Southern Co.	26,346	$3,350,684
Real Estate – 1.4%
Brixmor Property Group, Inc., REIT	166,366	$1,580,477
Medical Properties Trust, Inc., REIT	43,121	745,562
STORE Capital Corp., REIT	148,241	2,686,127
		$5,012,166
Restaurants – 2.3%
Chipotle Mexican Grill, Inc., “A” (a)	3,538	$2,315,267
Starbucks Corp.	89,630	5,892,276
		$8,207,543

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 6.5%
Amazon.com, Inc. (a)	6,800	$13,258,096
Best Buy Co., Inc.	19,633	1,119,081
Costco Wholesale Corp.	19,629	5,596,817
Target Corp.	36,411	3,385,130
		$23,359,124
Telecommunications - Wireless – 0.3%
American Tower Corp., REIT	5,250	$1,143,188
Telephone Services – 0.6%
AT&T, Inc.	10,642	$310,215
Verizon Communications, Inc.	35,951	1,931,647
		$2,241,862
Tobacco – 1.9%
Philip Morris International, Inc.	94,415	$6,888,518
Utilities - Electric Power – 3.4%
AES Corp.	243,397	$3,310,199
Exelon Corp.	96,820	3,563,944
NRG Energy, Inc.	113,298	3,088,503
Vistra Energy Corp.	137,311	2,191,484
		$12,154,130
Total Common Stocks		$356,184,237
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.28% (v)	3,535,793	$3,536,500

Other Assets, Less Liabilities – 0.1%		387,295
Net Assets – 100.0%		$360,108,032
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,536,500 and $356,184,237, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$356,184,237	$—	$—	$356,184,237
Mutual Funds	3,536,500	—	—	3,536,500
Total	$359,720,737	$—	$—	$359,720,737
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,668,643	$17,726,743	$17,859,107	$419	$(198)	$3,536,500

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,206	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.